COLUMBIA FUNDS SERIES TRUST I

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

COLUMBIA FUNDS INSTITUTIONAL TRUST

Supplement dated September 30, 2009 to the Prospectuses and Statements of Additional

Information (the “SAIs”) of the following Funds

Columbia High Yield Opportunity Fund

Columbia Strategic Income Fund

Supplement to the Prospectuses and SAI dated

October 1, 2008

Columbia High Yield Municipal Fund

Supplement to the Prospectuses dated

November 1, 2008, as revised November 17, 2008 and SAI dated November 1, 2008

Columbia Small Cap Value Fund I

Supplement to the Prospectuses and SAI dated

November 1, 2008 (for Class A, Class B, Class C and Class Z shares) and the Prospectus and SAI dated July 15, 2009

(for Class Y shares)

CMG Ultra Short Term Bond Fund

Supplement to the Prospectus and SAI dated

December 1, 2008

Columbia International Bond Fund

Supplement to the Prospectuses and SAI dated December 1, 2008, as revised December 10, 2008

Columbia Balanced Fund

Columbia Federal Securities Fund

Columbia Oregon Intermediate Municipal Bond Fund

Supplement to the Prospectuses and SAI dated

January 1, 2009

Columbia Conservative High Yield Fund

Supplement to the Prospectuses and SAI dated

January 1, 2009 (for Class A, Class B, Class C and Class Z shares) and the Prospectus and SAI dated July 15, 2009

(for Class Y shares)

Columbia Technology Fund

Columbia Greater China Fund

Supplement to the Prospectuses dated

January 1, 2009 and SAI

dated January 1, 2009, as revised February 20, 2009

Columbia Strategic Investor Fund

Columbia Small Cap Growth Fund I

Columbia Mid Cap Growth Fund

Supplement to the Prospectuses dated

January 1, 2009 and SAI

dated January 1, 2009, as revised February 20, 2009 (for Class A, Class B, Class C, Class R, Class T and Class Z shares, as applicable) and the Prospectus and SAI dated July 15, 2009 (for Class Y shares)

Columbia Real Estate Equity Fund

Supplement to the Prospectus dated

January 1, 2009, as revised January 7, 2009 (for Class A, Class B, and Class C shares), the Prospectus dated January 1, 2009 (for Class Z shares) and SAI dated January 1, 2009, as revised February 20, 2009

Columbia International Stock Fund

Supplement to the Prospectus dated

January 1, 2009, as revised January 7, 2009 (for Class A, Class B, and Class C shares), the Prospectus dated January 1, 2009 (for Class Z shares), the SAI dated January 1, 2009, as revised February 20, 2009 (for Class A, Class B, Class C and Class Z shares) and the Prospectus and SAI dated July 15, 2009 (for Class Y shares)

Columbia Asset Allocation Fund

Columbia Contrarian Core Fund

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Liberty Fund

Columbia Small Cap Core Fund

Supplement to the Prospectuses and SAI dated

February 1, 2009

Columbia Large Cap Growth Fund

Supplement to the Prospectuses and SAI dated

February 1, 2009 (for Class A, Class B, Class C, Class E, Class F, Class T and Class Z shares), and the Prospectus and SAI dated July 15, 2009 (for Class Y shares)

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia Rhode Island Intermediate Municipal Bond

Supplement to the Prospectuses dated

March 1, 2009 and SAI dated March 1, 2009, as revised March 31, 2009

Columbia Tax-Exempt Fund

Supplement to the Prospectuses and SAI dated

April 1, 2009

Columbia Asset Allocation Fund, Variable Series

Columbia Federal Securities Fund, Variable Series

Columbia International Fund, Variable Series

Columbia Large Cap Growth Fund, Variable Series

Columbia Large Cap Value Fund, Variable Series

Columbia Mid Cap Value Fund, Variable Series

Columbia Money Market Fund, Variable Series

Columbia S&P 500 Index Fund, Variable Series

Columbia Select Large Cap Growth Fund, Variable Series

Columbia Select Opportunities Fund, Variable Series

Columbia Small Cap Value Fund, Variable Series

Columbia Small Company Growth Fund, Variable Series

Columbia Strategic Income Fund, Variable Series

Columbia Value and Restructuring Fund, Variable Series

Supplement to the Prospectuses and SAI dated

May 1, 2009

Columbia Blended Equity Fund

Columbia Bond Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia International Growth Fund

Columbia Mid Cap Core Fund

Columbia Pacific/Asia Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short-Intermediate Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia World Equity Fund

Supplement to the Prospectuses and SAIs dated

August 1, 2009

Columbia Core Bond Fund

Supplement to the Prospectuses and SAI dated

September 1, 2009

(Each a “Fund” and together the “Funds”)

On September 29, 2009, Bank of America Corporation, the indirect parent company of Columbia Management Advisors, LLC (the “Advisor”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (the “Purchaser”). The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Under the Investment Company Act of 1940, the closing of the Transaction will cause each Fund’s current investment advisory agreement with the Advisor to terminate. In connection with the Transaction, each Fund’s Board of Trustees (together the “Boards”) will be asked to consider and approve a new investment advisory agreement with an affiliate of the Purchaser covering each Fund. If approved by the Boards, each Fund’s new investment advisory agreement with the affiliate of the Purchaser will be submitted to the shareholders of such Fund for their approval.

Shareholders should retain this Supplement for future reference.